Standards Issued But Not Yet effective	6 Months Ended
Jun. 30, 2022
Disclosure Of Expected Impact Of Initial Application Of New Standards Or Interpretations Text Block Abstract
Standards issued but not yet effective

25. Standards issued but not yet effective

The new and amended standards that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below. The Group intends to adopt these new and amended standards, if applicable, when they become effective.

Amendment to IFRS 17	Initial Application of IFRS 17 and IFRS 9 – Comparative Information[1]
Amendments to IAS 1	Classification of Liabilities as Current or Non-current[1]

1.	Effective for annual periods beginning on or after 1 January 2023

The adoption of the above new and amended standards and interpretations are not expected to have a material impact on the Group’s financial statements.